Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital	As at December 31, 2025, our issued and outstanding share capital consists of 377,507,910 ordinary shares and 328,136,589 Class B shares as per below table:

	Ordinary shares	Class B shares	Class C shares	Deferred shares	Deferred shares	Deferred shares	Deferred shares
Nominal value	$0.00010	$0.00010	$0.00010	$0.00073	$11.35013	$0.28000	$0.00010
As of January 01, 2024	364,018,908	—	—	364,018,908	—	—	—
Shares issued	1,277,664	—	—	1,277,664	—	1	—
As of December 31, 2024	365,296,572	—	—	365,296,572	—	1	—
Shares issued	12,211,338	369,911,294	—	257,772	369,911,294	—	—
Redesignation		(41,774,705)					41,774,705
Capital reduction	—		—	(365,554,344)	(369,911,294)	(1)	(41,774,705)
As of December 31, 2025	377,507,910	328,136,589	—	—	—	—	—